Leases (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average remaining lease term - operating leases	1 year 9 months 18 days	1 year 8 months 12 days
Weighted average remaining lease term - finance leases	13 years 8 months 12 days	14 years 8 months 12 days
Weighted average discount rate - operating leases	2.38%	1.28%
Weighted average discount rate - finance leases	2.29%	2.29%